Net revenue from sales and services	12 Months Ended
Dec. 31, 2024
Net revenue from sales and services
Net revenue from sales and services

24. Net revenue from sales and services

The breakdown of net sales of the Company is shown below:

	December 31,2024	December 31,2023	December 31,2022
Net revenue
Learning Systems	1,081,926	958,674	848,531
Complementary Education Services	236,023	196,035	145,949
Textbooks	144,384	123,358	126,679
Other products and services (i)	211,858	208,206	143,121
Total	1,674,191	1,486,273	1,264,280
Sales	1,588,775	1,440,259	1,229,827
Services	85,416	46,014	34,453
Total	1,674,191	1,486,273	1,264,280

(i)	Includes sales to public government customers, amounting to R$15,321 on December 2024 (R$81,199 on December 31,2023).